Shareholders' Equity (Tables)	6 Months Ended
Sep. 30, 2025
Shareholders' Equity [Abstract]
Schedule of Warrants Outstanding and Exercisable

Following is a summary of the status of warrants outstanding and exercisable as of September 30, 2025 and March 31, 2025:

	August 9, 2021 warrants	March 5, 2024 warrants	November 4, 2024 warrant	Total
March 31, 2025	2,960,000	37,100,000	1,083,870,000	1,123,930,000
Issued	—	—	—	—
Exercise	—	(37,100,000)	(1,083,870,000)	(1,120,970,000)
Expired	—	—	—	—
September 30, 2025	2,960,000	—	—	2,960,000